Provisions, contingent assets and contingent liabilities (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Opening balance	R$ 19,475
Closing balance	19,744	R$ 19,475
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Opening balance	6,214	6,498
(-) Provisions guaranteed by indemnity clause	(75)	(71)
Subtotal	6,139	6,427
Interest	382	628
Changes in the period reflected in income	373	(829)
Increase	722	156
Reversal	(349)	(985)
Payment	(394)	(86)
Subtotal	6,500	6,140
(+) Provisions guaranteed by indemnity clause	79	74
Closing balance	6,579	6,214
Current		4
Non-current	R$ 6,579	R$ 6,210